OTHER EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER EXPENSES
Foreign currency losses	€ (375)	€ (2,347)	€ (2,388)
Other taxes	(149)	(130)	(166)
Loss on disposal of assets	(38)
Miscellaneous other items	(44)	(87)	(65)
Total other expenses	€ (607)	€ (2,564)	€ (2,620)